Class I [Member] Expense Example - Class I - PUTNAM CONVERTIBLE SECURITIES FUND - CLASS I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 846